Discontinued Operations	12 Months Ended
Dec. 31, 2022
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS

18. DISCONTINUED OPERATIONS

Due to disputes with minority shareholders of Qianhu Medical, the Company lost control of Qianhu Medical in 2022. Therefore, the Company adopted equity method to record its investment into Qianhu since January 1st, 2022 and made full impairment of its net book value of its equity investment in Qianhu Medical as of January 1, 2022. Qianhu’s operating results of 2021 as comparative figures were retrospectively restated as discontinued operation.

Financial information relating to the discontinued operation for the year and the comparative year is set out below.

a)      Financial performance and cash flow information

	Year ended December 31,
	2022	2021
Revenue	—	6,456,143
Cost of revenue	—	(3,889,266)
Profit before tax	—	(631,411)
Income tax	—	(75)
Profit after tax	—	(631,486)
		—
Net cash from operating activities	—	(40,233)
Net cash from investing activities	—	347,428
Net cash from financing activities	—	(76,581)

Net cash decrease of disposed subsidiaries	—	230,614